6. CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 2,898	$ 11,838	[1]	$ 5,367
Cash
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	2,166	5,159
Cash in MLJV and MWJV
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	728	1,160
Cash equivalents
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 4	$ 5,519

[1]	Category D=Loans and receivables